Exhibit 99.1

GM Financial Automobile Leasing Trust 2020-2

3.22% Exchange Note

Class A-1 0.27975% Asset Backed Notes

Class A-2A 0.71% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 0.80% Asset Backed Notes

Class A-4 1.01% Asset Backed Notes

Class B 1.56% Asset Backed Notes

Class C 2.56% Asset Backed Notes

Class D 3.21% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	03/01/22
End of Period:	03/31/22
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	31
Report Due Date:	04/18/22
Distribution Date:	04/20/22
Transaction Month:	22

				Original Agg.
2020-2 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	53,180	05/15/2020	06/17/2020	$1,373,635,168

Total	53,180			$1,373,635,168

RECONCILIATION OF 2020-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$673,929,427

{2}	Reduction in Agg. Securitization Value due to payments	{2}	8,474,965
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	469,118
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	57,160,465
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	66,104,548

{7}	End of period Aggregate Securitization Value		{7}	$607,824,879

{8}	Pool Factor		{8}	44.249368%

RECONCILIATION OF 2020-2 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,326,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$626,294,259

{11}	Exchange Note Principal Payment Amount	{11}	66,104,548

{12}	End of period Exchange Note Balance	{12}	$560,189,711

{13}	Note Pool Factor	{13}	42.246585%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$128,000,000	$400,000,000	$60,000,000	$429,000,000	$90,140,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$296,695,910	$90,140,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	66,104,548	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$230,591,362	$90,140,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	53.750900%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$59,760,000	$55,630,000	$34,340,000	$1,256,870,000

{23}	Beginning of period Note Balance	{23}	$59,760,000	$55,630,000	$34,340,000	$536,565,910

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	66,104,548
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$59,760,000	$55,630,000	$34,340,000	$470,461,362

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	37.431187%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$673,929,427

{31}	Ending Designated Pool Balance	{31}	607,824,879
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	607,824,879

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$66,104,548

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$626,294,259	$0	3.22%	30	30/360	$1,680,557

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2020-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$13,139,227
{37}	Net Liquidation Proceeds collected during period	{37}	74,238,786
{38}	Investment Earnings	{38}	6,047
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(6,047)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	87,378,013

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	561,608
{43}	To the 2020-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,680,557
{44}	To the 2020-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	66,104,548
{45}	To the 2020-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2020-2 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	19,031,300

{47}	Total Distributions:		{47}	$87,378,013

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$673,929,427
{49}	Ending Agg. Securitization Value	{49}	607,824,879
{50}	Principal Distributable Amount {48} - {49}		{50}	66,104,548

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	66,104,548

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	66,104,548

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$66,104,548

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.27975%	30	Actual/360	$0
{56}	Class A-2A	$0	0	0.71%	30	30/360	0
{57}	Class A-2B	$0	0	0.84857%	30	Actual/360	0
{58}	Class A-3	$296,695,910	0	0.80%	30	30/360	197,798
{59}	Class A-4	$90,140,000	0	1.01%	30	30/360	75,868
{60}	Class B	$59,760,000	0	1.56%	30	30/360	77,688
{61}	Class C	$55,630,000	0	2.56%	30	30/360	118,678
{62}	Class D	$34,340,000	0	3.21%	30	30/360	91,860

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2020-2 Exchange Note Collections	{63}	$86,816,405
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	6,047
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	1,164
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	86,823,616

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	86,823,616

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	197,798
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	75,868
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	77,688
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	118,678
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	91,860
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	66,104,548
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	20,156,551

{96}	Total Distributions:		{96}	$86,823,616

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$386,835,910	$607,824,879	$0	$86,549,325	$0
{98}	Class B	446,595,910	607,824,879	0	86,471,637	0
{99}	Class C	502,225,910	607,824,879	0	86,352,959	0
{100}	Class D	536,565,910	607,824,879	0	86,261,099	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$20,156,551
{102}	Beginning Note Balance	{102}	536,565,910
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	66,104,548
{104}	Pro-Forma Note Balance		{104}	470,461,362

{105}	Ending Aggregate Securitization Value	{105}	607,824,879
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($137,363,517)	{106}	137,363,517
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	470,461,362

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$607,824,879
{111}	End of Period Note Balance	{111}	560,189,711
{112}	Overcollateralization	{112}	47,635,168
{113}	Overcollateralization %		{113}	7.84%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	607,824,879
{115}	End of Period Note Balance	{115}	470,461,362
{116}	Overcollateralization	{116}	137,363,517
{117}	Overcollateralization %		{117}	22.60%

RECONCILIATION OF 2020-2 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$13,736,352

{119}	Beginning of Period Reserve Account balance		{119}	$13,736,352
{120}	Investment Earnings	{120}	1,164
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	13,737,516

{124}	Specified Reserve Balance		{124}	13,736,352

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	1,164

{126}	End of period Reserve Account balance		{126}	$13,736,352

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$666,087	0.11%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	April 15, 2022

GM Financial

GMALT 2020-2

Supplemental Monthly Data

March 31, 2022

	Aggregate Securitization Value	Residual Value
Beginning of Period	$673,929,427	$587,383,040
Change	(66,104,548)	(54,473,488)
End of Period	$607,824,879	$532,909,552

Residual Value as % of Agg. Securitization Value		87.67%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	29,510	604,967,762	99.53%
31 - 60 days	105	2,191,030	0.36%
61 - 90 days	24	480,771	0.08%
91 - 120 days	8	185,316	0.03%
Total	29,647	607,824,879	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	1,637	30,624,040	14,188	310,644,856
Standard terminations	1,492	26,118,452	5,936	107,529,379
Total retained by lessee	3,129	56,742,492	20,124	418,174,235
Returned Vehicles
Early terminations	11	147,097	1,140	17,877,509
Standard terminations	14	270,876	1,115	16,954,979
Total returned to dealer	25	417,973	2,255	34,832,488
Charged off leases / Repossessed vehicles	27	469,118	1,153	25,337,971
Repurchases	0	0	1	67,473
Other	0	0	0	0
Total terminations	3,181	57,629,583	23,533	478,412,167

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage
Term Extensions	1,222	21,125,679	3.13%

Deferments	1	46,189	0.01%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	469,118	25,337,971
less: Sales proceeds	1,013,577	31,436,338
less: Excess wear and excess mileage received	98	2,969
less: Other amounts received	0	0
Net Credit (Gain) Loss	(544,557)	(6,101,336)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	363,872	34,322,607
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	647,080	48,682,299
less: Excess wear and excess mileage received	4,182	137,723
less: Other recovery amounts	0	0
Residual (Gain) Loss	(287,390)	(14,497,415)

	Current Period	Prev. Month
Prepay Speed	1.5854%	0.4297%

Return Rate based on Scheduled to Terminate(2)	1.1436%	0.6383%

Return Rate based on Terminated Leases(3)	0.7859%	0.7582%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.